Commitments - Summary of Aged Analysis of Contracted Expenditures for Aircraft, Engines and Flight Equipment (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 42,258	¥ 53,599
Aircraft [member]
Disclosure of capital commitments [Line Items]
Capital commitments	37,277	47,822
Aircraft [member] | Less than 1 year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	13,542	18,388
Aircraft [member] | 1 to 2 years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	13,692	12,442
Aircraft [member] | In the third year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	7,109	11,956
Aircraft [member] | In the fourth year [member]
Disclosure of capital commitments [Line Items]
Capital commitments	2,934	3,892
Aircraft [member] | Over four years [member]
Disclosure of capital commitments [Line Items]
Capital commitments	¥ 0	¥ 1,144